EARNINGS PER SHARE - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants
Diluted earnings per share
Number of shares excluded from the computation of diluted earnings per share		18,250,000
Stock options
Diluted earnings per share
Number of shares excluded from the computation of diluted earnings per share	58,033	3,834,119
RSU
Diluted earnings per share
Number of shares excluded from the computation of diluted earnings per share		97,027